Income Taxes	12 Months Ended
Dec. 31, 2023
Income Tax Disclosure [Abstract]
Income Taxes
Note 18. Income Taxes
The components of the Company’s loss before income taxes were as follows (in thousands):

	Year Ended December 31,
	2023	2022
U.S.	$(154,571)	$(198,245)
Foreign	1,967	1,000

Loss before income taxes	$(152,604)	$(197,245)

The components of the income tax benefit (provision), net were as follows (in thousands):

	Year Ended December 31,
	2023	2022
Current:
Federal	$—	$31
State and local	(113)	202
Foreign	(115)	(141)

	$(228)	$92

Deferred:
Federal	$(23)	$1,963
State and local	71	870
Foreign	143	128

	191	2,961

Income tax (provision) benefit, net	$(37)	$3,053

The Company has continued to record a full VA against its DTAs at December 31, 2023 and 2022. The Company has certain net DTLs that will reverse in a different period than its DTAs and has DTLs with an indefinite reversal period resulting in a net DTL, after recording a VA, at December 31, 2023 and 2022 of $0.0 million and $0.2 million, respectively.
The actual tax rate on loss before income taxes reconciles to the applicable statutory federal income tax rate as follows:

	Year Ended December 31,
	2023	2022
Federal statutory rate	21.0%	21.0%
State income taxes, net of federal benefit	2.5%	3.6%
Valuation allowance on deferred tax assets	(17.2%)	(24.2%)
Goodwill impairment	(5.5%)	—
Equity-based compensation	(1.1%)	(1.1%)
Adjustments to prior year provision	0.7%	1.4%
Note revaluation	(0.6%)	—
Common stock warrant liability	0.4%	0.9%
Other	(0.2%)	(0.1%)

Effective tax rate	—	1.5%

DTAs and DTLs are as follows (in thousands):

	As of December 31,
	2023	2022
Deferred tax assets:
Net operating losses	$91,585	$74,038
Equity-based compensation	13,358	10,652
Inventory	12,339	18,525
Tax basis step-up	11,570	13,240
Capitalized research expense	9,592	6,057
Intangible assets	6,552	4,915
R & D credit carryover	3,886	3,886
Accrued expenses	1,064	1,438
Lease obligations	837	1,663
Accrued employee compensation and benefits	546	4,246
Other	4,517	2,164

Total deferred tax assets	155,846	140,824

Deferred tax liabilities:
Property and equipment	(5,853)	(13,377)
Content assets	(4,448)	(7,408)
Prepaid expenses	(1,969)	(2,425)
Right-of-use assets	(750)	(1,231)

Total deferred tax liabilities	(13,020)	(24,441)

Net deferred tax assets before valuation allowance	142,826	116,383
Valuation allowance	(142,836)	(116,564)

Net deferred tax liabilities	$(10)	$(181)

Taxes on the net income of foreign corporate subsidiaries in excess of a deemed return on their tangible assets, or global intangible low-taxed
income (“GILTI”), are recognized as an expense in the period the tax is incurred. Accordingly, the Company has not provided deferred taxes related to temporary differences that, on their reversal, will affect the amount of income subject to GILTI in the period tax is incurred.
As of December 31, 2023, the Company has accumulated U.S. federal and state net operating loss (“NOL”) carryforwards of $339.9 million and $384.7 million, respectively. Of the federal NOL carryforwards, $2.3 million was generated before January 1, 2018 and subject to a
20-year
carryforward period. The remaining $337.6 million can be carried forward indefinitely but is subject to an 80% taxable income limitation. The U.S. federal losses subject to carryforward limitations and state NOL carryforwards will begin to expire in 2037 and 2025, respectively. As of December 31, 2023, the Company has accumulated U.S. federal and state research tax credits of $3.5 million and $1.7 million, respectively. The U.S. federal research tax credits will begin to expire in 2039. The U.S. state research tax credits do not expire.

Uncertain Tax Positions
The following table summarizes the activity related to the Company’s gross unrecognized tax benefits (in thousands):

	Year Ended December 31,
	2023	2022
Unrecognized tax benefits, beginning of year	$1,044	$568
Additions for current year tax positions	—	476

Unrecognized tax benefits (excluding interest and penalties), end of year	1,044	1,044
Interest and penalties associated with unrecognized tax benefits	—	—

Unrecognized tax benefits including interest and penalties, end of year	$1,044	$1,044

All of the unrecognized tax benefits was recorded as a reduction in the Company’s gross DTAs. If the unrecognized tax benefits were not recorded it would affect the Company’s effective tax rate.
The Company files U.S. federal, numerous state and local income, franchise, U.K., and Canada tax returns. With a few exceptions, the Company is no longer subject to U.S. federal, state, local, or Canada tax examination by taxing authorities for years prior to 2020. For the U.K., the Company is no longer subject to tax examinations by the taxing authorities for years prior to 2021.